Segment Reporting, Geographic and Significant Customer Information - Schedule of Customer Concentrations as a Percentage of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]
	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations		[1]		[1]	25.00%
Customer B [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations		[1]	14.00%
Customer C [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations	13.00%			[1]		[1]

[1]	Lowerthan 10%